12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (5,654,165)	$ (5,376,504)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	2,190,561	2,001,212
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	1,008,621	(732,325)
Deferred Tax Liabilities, Other	$ (176,989)	$ (89,741)